Businesss Combination	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Businesss Combination

4. Businesss Combination

a) Electrosteel Steels Limited

On June 04, 2018, the Group, through its subsidiary Vedanta Star Limited (VSL) acquired management control over Electrosteel Steels Limited (ESL) as the previous Board of Directors of ESL was reconstituted on that date. Further, on June 15, 2018, pursuant to the allotment of shares to VSL, the Group holds 90% of the paid-up share capital of ESL through VSL. The acquisition will complement the Group’s existing Iron Ore business as the vertical integration of steel manufacturing capabilities has the potential to generate significant efficiencies. ESL was admitted under corporate insolvency resolution process in terms of the Insolvency and Bankruptcy Code, 2016 of India. The financial results of ESL from the date of acquisition to March 31, 2019 have been included in the Consolidated Financial Statements of the Group.

The fair value of the identifiable assets and liabilities of ESL as at the date of the acquisition were as follows:

Particulars	Fair Value as at acquisition date (₹ in million)	Fair Value as at acquisition date (US dollars in million)*
Property, Plant and Equipment (including CWIP)	48,449	701
Non-current tax assets	55	1
Other non-current assets	557	8

Non-current assets	49,061	710

Inventories	8,197	119
Trade and other receivables	3,847	55
Short-term investments	3,109	45
Cash and cash equivalents	2,450	35

Current Assets	17,603	254

Total Assets (A)	66,664	964

Liabilities
Borrowings	67	1
Trade and other payables	11,308	164
Provisions	127	2

Total Liabilities (B)	11,502	167

Net Assets (C=A-B)	55,162	797

Satisfied by:
Total Cash Consideration (D)	53,200	769

Non-Controlling interest on acquisition (10% of net assets after adjustment of borrowings from immediate parent (VSL) of ₹ 35,544 million ($ 514 million) (E)	1,962	28

Bargain Gain/Goodwill (C-D-E)	—	—

Acquisition costs recognised in Consolidated Statements of Profit or Loss	(180)	(3)

*	Refer Note 2(a)

Since the date of acquisition, ESL has contributed ₹ 41,955 ($ 607 million) million and ₹ 2,772 million ($ 40 million) to the Group revenue and profit before taxation respectively for the year ended March 31, 2019. If ESL had been acquired at the beginning of the year, the Group revenue would have been ₹ 915,593 million ($ 13,239 million) and the profit before taxation of the Group would have been ₹ 117,529 million ($ 1,699 million).

The gross carrying amount of trade and other receivables equals the fair value of trade and other receivables. None of the trade and other receivables was impaired and the full contractual amounts were expected to be realized. Property has been valued using the Market approach - Sales comparison method (SCM). This method models the behavior of the market by comparing with similar properties that have been recently sold/ rented or for which offers to purchase/ rentals have been made. Plant and equipment have been valued using the cost approach - Depreciated replacement cost (DRC) method. For estimating DRC, gross current replacement cost is depreciated in order to reflect the value attributable to the remaining portion of the total economic life of the plant and equipment. The method takes into account the age, condition, depreciation, obsolescence (economic and physical) and other relevant factors, including residual value at the end of the plant and equipment’s economic life.

Non-controlling interest has been measured at the non-controlling interest’s proportionate share of ESL’s identifiable net assets.

b) Acquisition of ASI

On December 28, 2017, the Group acquired 51.63% equity stake in AvanStrate Inc. (ASI) for a cash consideration of ₹ 0.6 million ($ 0.01 million) and acquired debts for ₹ 9,640 million ($ 139 million). Additionally, a loan of ₹ 460 million ($ 7 million) was extended to ASI. ASI is involved in manufacturing of glass substrate. Provisional fair values that were determined as at March 31, 2018 for consolidation were finalised during the current year.

As per the shareholding agreement (SHA) entered with the other majority shareholder holding 46.6% in ASI, the Group has call option, conversion option to convert part of its debt given to ASI into equity of ASI as well as it has issued put option to the other majority shareholder. These are exercisable as per the terms mentioned in the SHA.

The final fair value of the identifiable assets and liabilities of ASI as adjusted for measurement period adjustments as at the date of the acquisition were as follows. The comparative period amounts have been restated accordingly.

				(₹ in million)
Particulars	Provisional Fair Value as at acquisition date (₹ in million)	Fair Value Adjustments (₹ in million)	Fair Value at Acquisition as at acquisition date (₹ in million)	Fair Value at Acquisition (US dollars in million)*
Property, Plant and Equipment (including CWIP)	15,476	—	15,476	224
Intangible assets	2,048	—	2,048	30
Deferred tax assets	1,258	—	1,258	18
Other non-current assets	426	—	426	6

Non-Current Assets	19,208	—	19,208	278

Inventories	1,383	—	1,383	20
Trade and other receivables	2,288	—	2,288	33
Cash and cash equivalents	1,515	—	1,515	22

Current Assets	5,186	—	5,186	75

Total Assets (A)	24,394	—	24,394	353

Medium and long term borrowings (excluding borrowings from immediate parent)	6,308	—	6,308	91
Deferred tax liabilities	4,951	340	5,291	77
Other non-current liabilities	232	—	232	3
Total non-current liabilities	11,491	340	11,831	171
Other current liabilities	1,280	—	1,280	19

Total Liabilities (B)	12,771	340	13,111	190

Net Assets (C=A-B)	11,623	(340)	11,283	163

Satisfied by:
Cash Consideration Paid for 51.63% stake & Debt acquired	10,100	—	10,100	146
Less: Fair Value of Conversion option asset on debt acquired net of the fair value of Put option liability towards acquisition of Non-controlling interests	—	(1,081)	(1,081)	(16)

Total Purchase Consideration (D)	10,100	(1,081)	9,019	130

Non-Controlling interest on acquisition (48.37% of net assets after adjustment of fair value of borrowings from immediate parent of ₹ 9,029 million) (E)	736	356	1,092	16

Bargain Gain (C-D-E)	787	385	1,172	17

Acquisition costs recognized in Consolidated statements of profit or loss	(452)	—	(452)	(7)

*	Refer Note 2(a)

The carrying amount of trade and other receivables equals the fair value of trade and other receivables. None of the trade and other receivables was impaired and the full contractual amounts were expected to be realized. Property, plant and equipment have been valued using cost approach - cost of reproduction new (“CRN”) method. For estimating CRN, appropriate indices were used to develop trend factors that have been applied on the acquisition/historical costs of the different assets over the period during which the asset has been commissioned or in other words life spent. The estimated CRN was further adjusted for applicable physical deterioration to arrive at fair value. The physical deterioration was based on the estimated age and remaining useful life. Fair value of assumed debt was determined using yield-method, wherein, the expected cash flows including interest component and principal repayments have been discounted at an appropriate market interest rate.

Non-controlling interest has been measured at the non-controlling interest’s proportionate share of ASI’s identifiable net assets.